Other Operating Expenses - Summary of Other Operating Expense (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other operating expenses [line items]
Turnover tax	$ 531,993,133	$ 488,709,670	$ 544,712,030
From credit cards	184,442,118	192,197,295	175,876,449
Other adjustments and interests for miscellaneous obligations	41,215,598	46,839,702	27,130,435
Insurance claims	33,455,525	18,176,374	18,907,997
Charges for other provisions	31,234,287	21,033,486	25,180,604
Deposit guarantee fund contributions	20,191,376	15,772,067	16,351,076
Promotional expenses	15,561,136	28,188,599	24,761,096
Casualty losses	14,053,942	9,944,857	7,362,269
Loss from sale or impairment of investment properties and other non-financial assets	1,268,162	285,133
Donations	3,275,007	2,434,724	3,616,581
Taxes	22,423	769,838	1,038,246
Loss from sale or impairment of property, plant and equipment	3,837,371	14,814,243	3,958,016
Other	44,198,549	41,816,394	71,434,770
Operating expenses	$ 924,748,627	$ 880,982,382	$ 920,329,569